Sources of finance	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Sources of finance
10. Sources of finance
The following table summarises the equity and debt financing of the Group, and changes during the year:

	Shares			Debt
	2023	2022	2021	2023	2022	2021
Analysis of changes in financing	£m	£m	£m	£m	£m	£m
Beginning of year	690.0	697.1	699.9	4,465.1	4,441.7	5,032.7
Ordinary shares issued	0.7	1.2	4.4	—	—	—
Share cancellations	—	(8.3)	(7.2)	—	—	—
Net decrease in drawings on bank loans and bonds	—	—	—	(48.9)	(220.6)	(397.1)
Amortisation of financing costs included in debt	—	—	—	0.2	7.0	8.1
Acquisition of subsidiaries	—	—	—	48.9	—	—
Changes in fair value due to hedging arrangements	—	—	—	—	—	(2.5)
Other movements	—	—	—	(3.5)	(0.2)	(0.4)
Exchange adjustments	—	—	—	(98.7)	237.2	(199.1)
End of year	690.7	690.0	697.1	4,363.1	4,465.1	4,441.7
The table above excludes bank overdrafts which fall within cash and cash equivalents for the purposes of the consolidated cash flow statement. Other liabilities from financing activities, including lease liabilities and derivatives used for hedging debts, are disclosed in note 12 and note 25, respectively.

Shares
At 31 December 2023, the Company’s share base was entirely composed of ordinary equity share capital and share premium of £690.7 million (2022: £690.0 million, 2021: £697.1 million), further details of which are disclosed in note 26.
Debt as at 31 December 2023
US$ bonds The Group had in issue $750 million of 3.75% bonds due September 2024, $93 million of 5.125% bonds due September 2042 and $220 million of 5.625% bonds due November 2043.

Eurobonds During the year, the Group issued €750 million of 4.125% bonds due May 2028. The Group also had in issue €500 million of 1.375% bonds due March 2025, €750 million of 2.25% bonds due September 2026, €750 million of 2.375% bonds due May 2027, and €600 million of 1.625% bonds due March 2030. In November 2023, €750 million of 3.0% bonds were repaid.
Sterling bonds The Group had in issue £250 million of 3.750% bonds due May 2032 and £400 million of 2.875% bonds due September 2046.
Revolving Credit Facility The Group had a five-year Revolving Credit Facility of $2.5 billion due March 2026, signed in November 2021. The Group’s borrowings under these facilities, which are drawn down predominantly in pounds sterling, averaged $41 million in 2023 (2022: nil, 2021: nil).
In May 2021, the Group’s subsidiary, WPP AUNZ, repaid in full its A$150 million Revolving Credit Facility due August 2021, and its A$270 million Revolving Credit Facility due August 2023. The Group’s borrowings under the Australian dollar facilities, which were drawn down in Australian dollars and New Zealand dollars, averaged the equivalent of nil in 2023 (2022: nil, 2021: A$52 million).
The Group had available undrawn committed credit facilities of £1,963.7 million at 31 December 2023 (2022: £2,069.0 million, 2021: £1,847.5 million).
Borrowings under the $2.5 billion Revolving Credit Facility were governed by certain financial covenants based on the results and financial position of the Group. During 2023, and until 20 February 2024 when the Revolving Credit Facility was refinanced with no financial covenants (see note 31 for further details), all covenants have been complied with. The $2.5 billion Revolving Credit Facility, due March 2026, included terms which required the consent of the majority of the lenders if a proposed merger or consolidation of the Company would alter its legal personality or identity.
Commercial paper programmes
The Group operates commercial paper programmes using its Revolving Credit Facility as a backstop. The average US commercial paper in issue in 2023 was $433 million (2022: $195 million, 2021: nil). The average Euro commercial paper in issue in 2023 was £45 million (2022: £34 million, 2021: nil) inclusive of the effect of currency swaps, where applicable. There was no US or Euro commercial paper outstanding at 31 December 2023.
The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	2023	2022	2021
	£m	£m	£m
Within one year	(711.3)	(791.6)	(326.8)
Between one and two years	(534.6)	(724.3)	(745.4)
Between two and three years	(746.2)	(524.2)	(646.5)
Between three and four years	(726.2)	(740.3)	(492.8)
Between four and five years	(704.1)	(719.9)	(698.0)
Over five years	(1,858.8)	(1,963.7)	(2,546.3)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(5,281.2)	(5,464.0)	(5,455.8)
Short-term overdrafts – within one year	(358.2)	(505.7)	(342.3)
Future anticipated cash flows	(5,639.4)	(5,969.7)	(5,798.1)
Effect of discounting/financing rates	918.1	998.9	1,014.1
Debt financing	(4,721.3)	(4,970.8)	(4,784.0)
Analysis of fixed and floating rate debt by currency including the effect of cross-currency swaps:

2023		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,471.7	4.62	n/a	66
£	– fixed	1,094.1	2.97	n/a	130
€	– fixed	1,820.5	2.12	n/a	48
	– floating	—	n/a	EURIBOR	0
Other		(23.2)	n/a	n/a	n/a
		4,363.1

2022		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,379.5	4.18	n/a	60
£	– fixed	1,094.1	2.97	n/a	143
€	– fixed	2,080.6	2.21	n/a	55
	– floating	—	n/a	EURIBOR	0
Other		(89.1)	n/a	n/a	n/a
		4,465.1

2021		£m	Fixed rate[1]	Floating basis	Period (months)[1]
Currency
$	– fixed	1,231.8	4.18	n/a	72
£	– fixed	1,094.1	2.97	n/a	155
€	– fixed	1,976.0	2.04	n/a	69
	– floating	210.2	n/a	EURIBOR	3
Other		(70.4)	n/a	n/a	n/a
		4,441.7
Note
[1]Weighted average.
The following table is an analysis of future undiscounted anticipated cash flows in relation to the Group’s financial derivatives, which include interest rate swaps, forward contracts and other foreign exchange swaps assuming interest rates and foreign exchange rates as at 31 December:

	Financial liabilities		Financial assets
2023	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	682.2	681.3	335.3	310.7
Between one and two years	15.9	15.7	487.4	479.6
Between two and three years	15.0	14.6	37.5	32.3
Between three and four years	14.7	14.2	37.1	32.5
Between four and five years	3.7	3.5	646.6	714.8
	731.5	729.3	1,543.9	1,569.9

	Financial liabilities		Financial assets
2022	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	1,186.3	1,126.2	347.1	345.7
Between one and two years	—	—	11.6	6.2
Between two and three years	—	—	449.8	461.8
	1,186.3	1,126.2	808.5	813.7

	Financial liabilities		Financial assets
2021	Payable	Receivable	Payable	Receivable
	£m	£m	£m	£m
Within one year	185.8	173.7	581.1	582.5
Between one and two years	551.4	521.1	30.0	30.4
Between two and three years	11.6	6.0	—	—
Between three and four years	449.8	445.6	—	—
	1,198.6	1,146.4	611.1	612.9
Analysis of change in financing activities (inclusive of leases)
The table below details changes arising from financing activities, including both cash and non-cash changes.

2023	Opening balance	Cash flow	Acquisition of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings (excluding lease liabilities) (notes 11, 20 and 25)[1]	4,465.1	(48.9)	48.9	(98.7)	(3.3)	4,363.1
Derivatives (notes 11, 17, 18 and 19)	52.3	(46.0)	—	(50.8)	13.6	(30.9)
Lease liabilities (note 12)[2]	2,210.6	(361.6)	1.9	(75.6)	379.2	2,154.5
Liabilities from financing activities	6,728.0	(456.5)	50.8	(225.1)	389.5	6,486.7
Cash and short-term deposits (notes 11 and 25)	(2,491.5)	216.9	(22.5)	79.6	—	(2,217.5)
Bank overdrafts	505.7	(147.5)	—	—	—	358.2
	4,742.2	(387.1)	28.3	(145.5)	389.5	4,627.4

2022	Opening balance	Cash flow	Acquisition of subsidiaries	Foreign exchange	Interest and other	Closing balance
	£m	£m	£m	£m	£m	£m
Borrowings (excluding lease liabilities) (note 11, 20 and 25)[1]	4,441.7	(220.6)	—	237.2	6.8	4,465.1
Derivatives (notes 11, 17, 18 and 19)	50.6	—	—	6.4	(4.7)	52.3
Lease liabilities (note 12)[2]	2,041.8	(402.0)	0.1	145.8	424.9	2,210.6
Share repurchase commitments	211.7	(211.7)	—	—	—	—
Liabilities from financing activities	6,745.8	(834.3)	0.1	389.4	427.0	6,728.0
Cash and short-term deposits (notes 11 and 25)	(3,882.9)	1,494.4	(38.8)	(64.2)	—	(2,491.5)
Bank overdrafts	342.3	163.4	—	—	—	505.7
	3,205.2	823.5	(38.7)	325.2	427.0	4,742.2
Notes
[1]Borrowings includes: bonds and bank loans. The interest and other amounts within borrowings comprises amortisation of capitalised borrowing costs.
[2]Repayment of lease liabilities includes £102.9 million (2022: £92.4 million) of interest paid on lease liabilities recognised within net cash inflow from operating activities (note 11). Interest and other within lease liabilities comprises interest on leases as well as the lease liability additions and disposals as disclosed in note 12.